Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefit obligations.
Summary of employee obligations and assets of the defined benefit schemes included in the combined statement of financial position

	Germany		UK*		U.S and Other**		Total
	2023	2022	2023	2022	2023	2022	2023	2022
	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Obligations	(103)	(90)	(145)	(136)	(76)	(61)	(324)	(287)
Assets	—	—	167	163	52	39	219	202
Net (obligations)/assets	(103)	(90)	22	27	(24)	(22)	(105)	(85)

* The net employee benefit asset in the UK as at December 31, 2023 and 2022 is included within non-current assets on the statement of financial position.

**Net obligation of ‘Other’ defined benefit schemes at December 31, 2023 is $6 million (2022: $4 million).

Summary of amounts recognized in the combined income statement

	Year ended December 31,
	2023	2022	2021
	$’m	$’m	$’m
Current service cost and administration costs:
Cost of sales – current service cost (note 9)	(8)	(11)	(13)
Cost of sales – past service credit (note 9)	—	—	4
SG&A – current service cost (note 9)	(2)	(2)	(3)
	(10)	(13)	(12)
Cost of sales - Exceptional past service charge	(4)	—	—
Finance expense (note 6)	(5)	(3)	(3)
	(19)	(16)	(15)

Summary of amounts recognized in the combined statement of comprehensive income

	Year ended December 31,
	2023	2022	2021
	$’m	$’m	$’m
Remeasurement of defined benefit obligation:
Actuarial gain arising from changes in demographic assumptions	4	1	6
Actuarial (loss)/gain arising from changes in financial assumptions	(12)	157	9
Actuarial (loss)/gain arising from changes in experience	(2)	(13)	5
	(10)	145	20
Remeasurement of plan assets:
Actual return/loss less expected return on plan assets	(5)	(121)	8
Actuarial (loss)/gain for the year on defined benefit pension schemes	(15)	24	28
Actuarial (loss)/gain on other long term and end of service employee benefits	(1)	11	5
	(16)	35	33

Summary of movement in the defined benefit obligations and assets

	Obligations		Assets
	2023	2022	2023	2022
	$’m	$’m	$’m	$’m
At January 1,	(287)	(469)	202	338
Acquired (note 11)	(1)	—	—	—
Transfer	—	—	1	12
Interest income	—	—	10	5
Current service cost	(7)	(10)	—	—
Exceptional past service charge	(3)	—	—	—
Interest cost	(13)	(7)	—	—
Administration expenses paid	—	—	(1)	(1)
Remeasurements	(10)	145	(5)	(121)
Employer contributions	—	—	10	22
Employee contributions	(1)	(1)	1	1
Benefits paid	10	17	(10)	(17)
Exchange	(12)	38	11	(37)
At December 31,	(324)	(287)	219	202

Summary of plan assets

	At December 31,
	2023	2023	2022	2022
	$’m	%	$’m	%
Target return funds	92	42	89	44
Bonds	73	33	72	36
Cash/other	54	25	41	20
	219	100	202	100

Summary of ranges of the principal assumptions applied in estimating defined benefit obligations

	Germany		UK		U.S.
	2023	2022	2023	2022	2023	2022
	%	%	%	%	%	%
Rates of inflation	2.00	2.00	2.95	3.00	2.20	2.50
Rates of increase in salaries	3.20	3.40	2.50	2.50	3.00	3.00
Discount rates	3.45	3.89	4.80	5.03	5.37	5.52

Summary of mortality assumptions for the countries with the most significant defined benefit plans

	Germany		UK		U.S.
	2023	2022	2023	2022	2023	2022
	Years	Years	Years	Years	Years	Years
Life expectancy, current pensioners	22	22	22	23	21	21
Life expectancy, future pensioners	25	25	23	24	22	22

Summary of principal defined benefit schemes

	Europe	Europe	North
	UK	Germany	America
Nature of the schemes	Funded*	Unfunded	Funded
2023
Active members	—	723	699
Deferred members	589	244	113
Pensioners including dependents	531	181	135
Weighted average duration (years)	13	16	14
2022
Active members	—	766	763
Deferred members	589	225	91
Pensioners including dependents	531	173	104
Weighted average duration (years)	14	15	16

*	Census data is updated every 3 years as part of the full valuation for purpose of the UK pension regulator. The next update is planned for the year ended December 31, 2024.

Summary of expected total benefit payments over the next five years

						Subsequent
	2024	2025	2026	2027	2028	five years
	$’m	$’m	$’m	$’m	$’m	$’m
Benefits	20	17	18	20	20	108